Schedule of Earnings per Share (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Net loss attributable to the Corporation’s shareholders	$ 5,593,035			$ 8,986,289
Basic and diluted weighted average shares outstanding	35,216,000			35,216,000
Basic and diluted net loss per share, Common stock	$ (0.16)			$ (0.26)
Net income attributable to the Corporation’s shareholders applicable to common stock		$ 7,592,438
Weighted-average common shares outstanding – basic	35,216,000	35,216,000	35,216,000	35,216,000
Basic EPS	$ (0.16)	$ 0.22	$ 0.37	$ (0.26)
Net income attributable to the Corporation’s shareholders	$ (5,593,035)	$ 11,673,099	$ 20,117,773	$ (8,986,289)
Weighted-average common shares outstanding - diluted	35,216,000	58,496,676	58,051,614	35,216,000
Diluted EPS	$ (0.16)	$ 0.20	$ 0.35	$ (0.26)
Common Stock [Member]
Net income attributable to the Corporation’s shareholders			$ 12,982,933